Fair value of financial instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Foreign exchange contracts aggregate amount		$ 12
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis, variance, percentage	10.00%